SHARE CAPITAL (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employees [Member]
Number of options
Options outstanding at beginning of year	402,955	312,194
Granted	468,572	90,761	312,194
Forfeited	(21,747)
Options outstanding at end of year	849,780	402,955	312,194
Options exercisable at the end of the year	297,420	192,338	97,560
Weighted-average exercise price
Options outstanding at beginning of year	$ 1.59	$ 1.59
Granted	4.99	1.59	1.59
Forfeited	2.25
Options Outstanding at end of year	3.45	1.59	1.59
Options exercisable at the end of the year	$ 1.59	$ 1.59	$ 1.59
Weighted-average remaining contractual term
Options outstanding	8 years 7 months 17 days	8 years 6 months 18 days	9 years 2 months 30 days
Granted	9 years 6 months 7 days	9 years 7 months 2 days	9 years 2 months 30 days
Forfeited	7 years 10 months 14 days
Options exercisable at the end of the year	7 years 5 months 27 days	9 years 7 months 2 days
Non Employees Member [Member]
Number of options
Options outstanding at beginning of year
Granted	121,680
Options outstanding at end of year	121,680
Options exercisable at the end of the year	7,614
Weighted-average exercise price
Options outstanding at beginning of year
Granted	5.12
Options Outstanding at end of year	5.12
Options exercisable at the end of the year	$ 1.59
Weighted-average remaining contractual term
Options outstanding	9 years 6 months 14 days
Granted	9 years 6 months 14 days
Options exercisable at the end of the year	9 years 6 months 14 days